Benefit Plans (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Pension Plans [Member]
Components of Net Periodic Benefit Cost
Service Cost	$ 18	$ 27	$ 36	$ 55
Interest Cost	60	64	119	127
Expected Return on Plan Assets	(78)	(78)	(157)	(156)
Amortization of Transition Obligation	0	0	0	0
Amortization of Net Actuarial Loss	31	23	61	45
Net Periodic Benefit Cost	31	36	59	71
Other Postretirement Benefit Plans [Member]
Components of Net Periodic Benefit Cost
Service Cost	10	11	21	23
Interest Cost	27	28	54	56
Expected Return on Plan Assets	(27)	(26)	(54)	(52)
Amortization of Transition Obligation	0	7	0	14
Amortization of Net Actuarial Loss	8	7	15	14
Net Periodic Benefit Cost	$ 18	$ 27	$ 36	$ 55